Summary of Significant Accounting Policies - Stock-Based Compensation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Contribution Plan Disclosure
Expected term	6 years 3 months	6 years 3 months	6 years 3 months
Maximum
Defined Contribution Plan Disclosure
Expiration period	10 years	10 years	10 years